Subsequent Events (Reinsurance Subsequent Events) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 01, 2017	Jan. 01, 2017
Subsequent Event [Line Items]
Premiums and Other Receivables, Net			$ 13,853	$ 18,104
Liability for Future Policy Benefits			32,752	30,508
Policyholder account balances			36,579	36,725	$ 36,585
Other Liabilities			5,445	3,925
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			(4,465)	1,165	$ 1,068
Subsequent Event [Member] | Affiliated Entity [Member] | MLUS Recapture GMIB [Member]
Subsequent Event [Line Items]
Premiums and Other Receivables, Net							$ 140
Cash, Cash Equivalents, and Short-term Investments							568
Liability for Future Policy Benefits							106
Policyholder account balances							460
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 89
Ceded Reinsurance [Member]
Subsequent Event [Line Items]
Premiums and Other Receivables, Net			12,669	17,178
Liability for Future Policy Benefits			0	0
Policyholder account balances			0	0
Other Liabilities			907	1,218
Ceded Reinsurance [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Premiums and Other Receivables, Net			3,382	8,452
Liability for Future Policy Benefits			0	0
Policyholder account balances			0	0
Other Liabilities			$ 578	$ 876
New England Life Insurance Company [Member] | Subsequent Event [Member] | Affiliated Entity [Member] | Affiliate Recapture Variable Annuities [Member]
Subsequent Event [Line Items]
Cash, Cash Equivalents, and Short-term Investments							184
Liability for Future Policy Benefits							34
Policyholder account balances							219
Other Liabilities							68
Brighthouse Life Insurance Co of NY [Member] | Subsequent Event [Member] | Affiliated Entity [Member] | Affiliate Recapture Variable Annuities [Member]
Subsequent Event [Line Items]
Cash, Cash Equivalents, and Short-term Investments							150
Liability for Future Policy Benefits							45
Policyholder account balances							168
Other Liabilities							$ 359
Metropolitan Life Insurance Company [Member] | Subsequent Event [Member] | Affiliated Entity [Member] | Group Life Term [Member]
Subsequent Event [Line Items]
Premiums and Other Receivables, Net						$ 189
Cash, Cash Equivalents, and Short-term Investments						$ 214
Metropolitan Life Insurance Company [Member] | Ceded Reinsurance [Member] | Subsequent Event [Member] | Affiliated Entity [Member] | Group Life Term [Member]
Subsequent Event [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 17